Summary of undiscounted defined pension benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Employee Future Benefits
2024	$ 871
2025	881
2026	923
2027	1,098
2028	1,123
Thereafter	36,144
Total	$ 41,040